PENN SERIES FUNDS, INC.

Supplement dated October 1, 2021

to the Prospectus dated May 1, 2021, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Emerging Markets Equity Fund

Effective October 1, 2021 (the “Effective Date”), Ramiz Chelat will replace Brian Bandsma as a portfolio manager of the Emerging Markets Equity Fund (the “Fund”).

As a result of the foregoing, as of the Effective Date, all references in the Prospectus to Brian Bandsma are hereby deleted. In addition, the information in the Prospectus under the heading “Portfolio Managers” in the Fund’s “Fund Summary” section is replaced in its entirety by the following:

Portfolio Managers

The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Matthew Benkendorf, Chief Investment Officer and Managing Director at Vontobel, has served as a portfolio manager of the Fund since May 2020.

Ramiz Chelat, Portfolio Manager, has served as a portfolio manager of the Fund since October 2021.

Jin Zhang, Executive Director and Portfolio Manager at Vontobel, has served as a portfolio manager of the Fund since May 2020.

In addition, the fifth paragraph under the heading “Management — Sub-Advisers — Vontobel Asset Management, Inc.” in the Fund’s Prospectus is hereby replaced in its entirety by the following:

Ramiz Chelat, Portfolio Manager at Vontobel, has served as portfolio manager of the Emerging Markets Equity Fund since October 2021. Mr. Chelat joined Vontobel in July 2007 as a Senior Research Analyst and was promoted to portfolio manager of the Vontobel Global Equity Strategy. In addition to his portfolio management responsibilities, he continues to conduct research analysis on individual stocks that may be included in other Vontobel strategies, primarily focusing on the Consumer Discretionary, Consumer Staples and Information Technology sectors. Mr. Chelat received a Bachelor of Commerce in Accounting and Finance from Macquarie University in Australia. He is a CFA® charterholder.

The changes described above will have no effect on the Fund’s investment objective or principal investment strategy and are not expected to affect the Fund’s fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM8883    10/21

PENN SERIES FUNDS, INC.

Supplement dated October 1, 2021

to the Statement of Additional Information (“SAI”) dated May 1, 2021, as supplemented

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Emerging Markets Equity Fund

Effective October 1, 2021, Ramiz Chelat will replace Brian Bandsma as a portfolio manager of the Emerging Markets Equity Fund (the “Fund”).

As a result of the foregoing, effective October 1, 2021, all references in the SAI to Brian Bandsma are hereby deleted. In addition, the sentence included in the paragraph entitled “Fund Shares Owned by Portfolio Managers” under the section “General Information — Portfolio Managers — Vontobel Asset Management, Inc. (“Vontobel”)” is hereby deleted and replaced with the following:

Messrs. Benkendorf, Kranson, Souccar and Zhang did not beneficially own any shares of the Fund as of December 31, 2020. Mr. Chelat did not beneficially own any shares of the Fund as of June 30, 2021.

Additionally, the following is added to the “Other Accounts” chart in the same section of the SAI:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Ramiz Chelat[1]	2	$6,808	20	$13,561	25	$9,310

[1]	The information for Mr. Chelat is provided as of June 30, 2021.

The changes described above will have no effect on the Fund’s investment objective or principal investment strategy and are not expected to affect the Fund’s fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM8884    10/21